SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On July 1, 2023, the Company joined the Satellite Industry Association (SIA), a United States based trade association representing the leading domestic satellite operators, service providers, manufacturers, launch services providers and ground equipment suppliers.

On July 5, 2023, the Company filed a Certificate of Designation to its Articles of Incorporation designating a new class of Series F Preferred Stock, however, on August 9, 2023 the filing was withdrawn and no shares of Series F Preferred Stock were ever issued.

Effective July 31, 2023 the Company entered into a convertible promissory note with a principal sum up to $500,000. The Company exchanged their note payable originally entered into on June 20, 2023 for $135,000, to be the initial consideration under this new convertible promissory note. In addition, on July 31, 2023 the lender provided additional consideration to the Company under the convertible promissory note of $60,000.

13. SUBSEQUENT EVENTS

Issuances of Series B Preferred Stock

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On January 5, 2023, an investor purchased 550 additional shares of Series E Preferred Stock for cash of $55,000, the stated valued of the shares.

On February 6, 2023, an investor purchased 620 additional shares of Series E Preferred Stock for cash of $62,000, the stated valued of the shares.

On March 8, 2023, an investor purchased 550 additional shares of Series E Preferred Stock for cash of $55,000, the stated valued of the shares.

Convertible Note Conversions

On March 1, 2023, a lender converted $11,700 principal into 30,000,000 shares of the Company’s common stock. On March 6, 2023, the lender converted $12,300 principal into 31,538,462 shares of the Company’s common stock.